Shareholders’ Deficit - Schedule of Obligated to Issue Shares (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 61,356	$ 61,349	$ 161,632
Shares issuable	95,031	22,052	30,632
Shares issuable to employees and consultants [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 49,505	$ 49,498	$ 81,632
Shares issuable	82,910	9,931	14,305
Shares issuable to independent directors [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount			$ 80,000
Shares issuable			16,327
Private placement issuable [Member]
Schedule of Obligated to Issue Shares [Line Items]
Shares issuable, amount	$ 11,851	$ 11,851
Shares issuable	12,121	12,121